Quarterly Holdings Report
for

Fidelity Advisor® Mortgage Securities Fund

May 31, 2020

AMOR-QTLY-0720
1.804866.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 114.0%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 26.9%
12 month U.S. LIBOR + 1.440% 3.384% 4/1/37 (a)(b)	36	37
12 month U.S. LIBOR + 1.490% 3.548% 1/1/35 (a)(b)	43	44
12 month U.S. LIBOR + 1.520% 3.535% 3/1/36 (a)(b)	20	21
12 month U.S. LIBOR + 1.550% 4.303% 6/1/36 (a)(b)	5	5
12 month U.S. LIBOR + 1.600% 4.147% 5/1/36 (a)(b)	104	109
12 month U.S. LIBOR + 1.670% 3.933% 11/1/36 (a)(b)	9	10
12 month U.S. LIBOR + 1.680% 3.435% 4/1/36 (a)(b)	44	46
12 month U.S. LIBOR + 1.710% 4.164% 8/1/35 (a)(b)	75	78
12 month U.S. LIBOR + 1.730% 3.951% 5/1/36 (a)(b)	6	6
12 month U.S. LIBOR + 1.740% 3.761% 3/1/40 (a)(b)	33	34
12 month U.S. LIBOR + 1.750% 3.873% 7/1/35 (a)(b)	10	11
12 month U.S. LIBOR + 1.750% 4.115% 8/1/41 (a)(b)	18	19
12 month U.S. LIBOR + 1.800% 3.813% 1/1/42 (a)(b)	47	49
12 month U.S. LIBOR + 1.800% 4.043% 12/1/40 (a)(b)	783	813
12 month U.S. LIBOR + 1.810% 3.825% 2/1/42 (a)(b)	51	53
U.S. TREASURY 1 YEAR INDEX + 1.720% 4.1% 7/1/35 (a)(b)	0	0
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (a)(b)	4	5
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.182% 6/1/36 (a)(b)	86	90
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.261% 10/1/33 (a)(b)	13	14
2.5% 5/1/31 to 5/1/50	24,162	25,222
3% 8/1/27 to 2/1/50 (c)(d)	84,467	89,714
3.5% 7/1/32 to 4/1/50	62,584	67,360
4% 5/1/29 to 11/1/49	22,229	24,206
4.5% 5/1/25 to 9/1/49	16,533	18,305
5% 10/1/21 to 2/1/49	5,240	5,956
5.242% 8/1/41 (a)	377	424
6.5% 12/1/23 to 5/1/38	347	396
6.552% 2/1/39 (a)	285	314
7% to 7% 9/1/21 to 5/1/30	304	345
7.5% to 7.5% 8/1/22 to 9/1/32	253	297
8% 12/1/29 to 3/1/37	11	14
8.5% 2/1/22 to 3/1/23	9	10
9% 10/1/30	82	97
9.5% 6/1/22 to 8/1/22	0	0
		234,104
Freddie Mac - 20.7%
12 month U.S. LIBOR + 1.500% 3.464% 3/1/36 (a)(b)	75	78
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (a)(b)	26	27
12 month U.S. LIBOR + 1.750% 3.75% 12/1/40 (a)(b)	318	329
12 month U.S. LIBOR + 1.750% 4.007% 9/1/41 (a)(b)	108	111
12 month U.S. LIBOR + 1.790% 3.89% 4/1/37 (a)(b)	6	6
12 month U.S. LIBOR + 1.870% 4.282% 10/1/42 (a)(b)	60	62
12 month U.S. LIBOR + 1.960% 4.821% 6/1/33 (a)(b)	147	153
12 month U.S. LIBOR + 2.040% 4.784% 7/1/36 (a)(b)	37	39
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (a)(b)	79	83
12 month U.S. LIBOR + 2.280% 4.53% 10/1/36 (a)(b)	0	0
6 month U.S. LIBOR + 1.720% 3.595% 8/1/37 (a)(b)	37	39
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (a)(b)	10	10
6 month U.S. LIBOR + 2.020% 3.995% 6/1/37 (a)(b)	174	181
6 month U.S. LIBOR + 2.040% 3.978% 6/1/37 (a)(b)	30	31
6 month U.S. LIBOR + 2.680% 4.571% 10/1/35 (a)(b)	5	5
U.S. TREASURY 1 YEAR INDEX + 2.230% 4.731% 5/1/34 (a)(b)	2	2
2.5% 6/1/31 to 6/1/50	24,186	25,303
3% 4/1/32 to 10/1/49	15,874	16,922
3.5% 3/1/32 to 4/1/50	61,393	66,309
3.5% 8/1/47	78	84
4% 1/1/36 to 6/1/48	44,785	48,834
4% 4/1/48	139	149
4.5% 7/1/25 to 12/1/48	15,392	17,026
5% 7/1/33 to 7/1/41	1,579	1,801
5.5% 6/1/22	62	64
6% 6/1/20 to 6/1/39	596	689
6.5% 4/1/21 to 9/1/39	903	1,028
7% 6/1/21 to 9/1/36	413	476
7.5% 1/1/27 to 7/1/34	620	724
		180,565
Ginnie Mae - 18.5%
3% 6/15/42 to 4/15/45	3,672	3,952
3.5% 9/20/40 to 2/20/47	60,244	65,204
4% 7/20/33 to 5/20/49	60,730	66,021
4.5% 8/15/33 to 4/20/47	19,273	21,406
5.5% 12/15/38 to 9/15/39	292	338
6.5% 10/15/34 to 7/15/36	97	112
7% to 7% 2/15/24 to 4/20/32	362	415
7.5% to 7.5% 2/15/22 to 12/15/29	87	98
8% 11/15/21 to 10/15/25	32	35
8.5% 11/15/27 to 10/15/28	38	43
5% 9/20/33 to 4/20/48	3,196	3,600
		161,224
Uniform Mortgage Backed Securities - 47.9%
2.5% 6/1/35 (e)	5,900	6,173
2.5% 6/1/35 (e)	11,150	11,667
2.5% 6/1/35 (e)	7,750	8,109
2.5% 6/1/35 (e)	13,550	14,178
2.5% 6/1/35 (e)	1,500	1,569
2.5% 6/1/35 (e)	4,400	4,604
2.5% 7/1/35 (e)	18,900	19,745
2.5% 6/1/50 (e)	3,650	3,786
2.5% 6/1/50 (e)	3,650	3,786
2.5% 6/1/50 (e)	13,050	13,537
2.5% 6/1/50 (e)	8,850	9,180
2.5% 6/1/50 (e)	4,300	4,460
2.5% 6/1/50 (e)	4,300	4,460
2.5% 6/1/50 (e)	450	467
2.5% 6/1/50 (e)	4,600	4,772
2.5% 6/1/50 (e)	4,150	4,305
2.5% 6/1/50 (e)	5,800	6,016
2.5% 6/1/50 (e)	2,950	3,060
2.5% 6/1/50 (e)	2,950	3,060
2.5% 6/1/50 (e)	3,300	3,423
2.5% 7/1/50 (e)	20,000	20,687
3% 6/1/50 (e)	14,700	15,463
3% 6/1/50 (e)	3,650	3,839
3% 6/1/50 (e)	7,300	7,679
3% 6/1/50 (e)	3,250	3,419
3% 6/1/50 (e)	1,200	1,262
3% 6/1/50 (e)	8,150	8,573
3% 6/1/50 (e)	8,400	8,836
3% 6/1/50 (e)	4,500	4,733
3% 6/1/50 (e)	1,200	1,262
3% 6/1/50 (e)	9,900	10,414
3% 6/1/50 (e)	12,600	13,254
3% 7/1/50 (e)	8,600	9,026
3% 7/1/50 (e)	14,100	14,798
3.5% 6/1/50 (e)	10,250	10,814
3.5% 6/1/50 (e)	8,000	8,440
3.5% 6/1/50 (e)	5,550	5,855
3.5% 6/1/50 (e)	3,350	3,534
3.5% 6/1/50 (e)	2,750	2,901
3.5% 6/1/50 (e)	3,250	3,429
3.5% 6/1/50 (e)	5,900	6,225
3.5% 6/1/50 (e)	14,000	14,771
3.5% 6/1/50 (e)	3,850	4,062
3.5% 6/1/50 (e)	5,050	5,328
3.5% 6/1/50 (e)	3,950	4,167
3.5% 6/1/50 (e)	7,750	8,177
3.5% 6/1/50 (e)	6,200	6,541
3.5% 6/1/50 (e)	10,700	11,289
3.5% 6/1/50 (e)	8,350	8,810
3.5% 6/1/50 (e)	6,100	6,436
3.5% 6/1/50 (e)	4,500	4,748
3.5% 6/1/50 (e)	2,500	2,638
3.5% 6/1/50 (e)	2,800	2,954
3.5% 6/1/50 (e)	2,850	3,007
3.5% 6/1/50 (e)	2,250	2,374
4% 6/1/50 (e)	35,050	37,304
		417,406
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $969,928)		993,299

Asset-Backed Securities - 3.4%
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 0.5283% 10/25/35 (a)(b)	$1,088	$1,043
Capital One Prime Auto Receivables Trust Series 2019-2 Class A3, 1.92% 5/15/24	1,800	1,838
Carvana Auto Receivables Trust Series 2019-4A:
Class A2, 2.2% 7/15/22 (f)	171	171
Class A3, 2.3% 9/15/23 (f)	704	708
Cascade Funding Mortgage Trust Series 2020-HB2 Class A, 3.4047% 4/25/30 (f)	2,336	2,327
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.5183% 10/25/37 (a)(b)(f)	2,142	2,119
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (f)	531	528
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (f)	841	839
Series 2019-HP1 Class A, 2.59% 12/15/26 (f)	1,696	1,662
Series 2019-P1 Class A, 2.94% 7/15/26 (f)	394	394
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	4,023	4,037
GMF Floorplan Owner Revolving Trust Series 2018-4 Class A2, 1 month U.S. LIBOR + 0.410% 0.5936% 9/15/23 (a)(b)(f)	325	323
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (f)	21	6
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 0.8716% 4/10/31 (a)(b)(f)	586	576
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (f)	480	504
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (f)	412	412
Series 2018-3A Class A 3.5545% 11/25/28 (f)	1,851	1,853
Series 2019-1A Class A, 2.6513% 6/25/29 (f)	1,832	1,830
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 1.7914% 7/25/25 (a)(b)	83	83
Prosper Marketplace Issuance Trust Series 2019-3A Class A, 3.19% 7/15/25 (f)	1,321	1,310
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (f)	780	820
Series 2018-6 Class A1A, 3.75% 3/25/58 (f)	3,816	3,983
Series 2019-1 Class A1, 3.75% 3/25/58 (f)	1,703	1,806
Upgrade Receivables Trust:
Series 2018-1A Class A, 3.76% 11/15/24 (f)	78	78
Series 2019-1A Class A, 3.48% 3/15/25 (f)	66	66
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22	146	147
TOTAL ASSET-BACKED SECURITIES
(Cost $29,112)		29,463

Collateralized Mortgage Obligations - 5.8%
Private Sponsor - 1.6%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 0.6273% 6/27/36 (a)(b)(f)	815	807
BCAP LLC Trust sequential payer:
Series 2010-RR2 Class 5A2, 5% 12/26/36 (f)	$63	$62
Series 2012-RR5 Class 8A5, 1.1183% 7/26/36 (a)(f)	148	144
Citigroup Mortgage Loan Trust sequential payer:
Series 2009-5 Class 5A1, 4.2042% 1/25/37 (a)(f)	44	43
Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(f)	1,466	1,467
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.7937% 5/27/37 (a)(b)(f)	1,213	1,142
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(f)(g)	139	0
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(f)	575	574
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.8095% 8/25/60 (a)(b)(f)	636	633
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 1.6389% 10/15/54 (a)(b)(f)	764	763
JPMorgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 0.8828% 6/21/36 (a)(b)(f)	102	102
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.4528% 12/22/69 (a)(b)(f)	533	532
Series 2019-2A Class 1A, 2.71% 12/22/69 (f)	2,972	3,012
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 0.6573% 2/25/37 (a)(b)	7	7
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 1.5989% 7/15/58 (a)(b)(f)	1,350	1,348
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 1.7689% 7/15/58 (a)(b)(f)	330	328
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (f)	372	373
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 1.679% 1/21/70 (a)(b)(f)	1,261	1,257
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.8083% 9/25/43 (a)(b)	1,125	1,046
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 4.6197% 9/25/33 (a)	162	159
		13,799
U.S. Government Agency - 4.2%
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9318% 12/25/33 (a)(h)(i)	115	33
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	191	211
Series 1999-32 Class PL, 6% 7/25/29	181	203
Series 1999-33 Class PK, 6% 7/25/29	135	150
Series 2001-52 Class YZ, 6.5% 10/25/31	17	20
Series 2005-39 Class TE, 5% 5/25/35	298	332
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.1126% 8/25/35 (a)(i)	14	19
Series 2012-149:
Class DA, 1.75% 1/25/43	141	144
Class GA, 1.75% 6/25/42	151	154
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	183	204
Series 2001-31 Class ZC, 6.5% 7/25/31	86	100
Series 2002-16 Class ZD, 6.5% 4/25/32	34	40
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.3818% 11/25/32 (a)(h)(i)	66	11
Series 2012-67 Class AI, 4.5% 7/25/27 (h)	169	12
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.1528% 12/25/36 (a)(h)(i)	77	21
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.2718% 5/25/37 (a)(h)(i)	43	10
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.3239% 9/25/23 (a)(i)	6	8
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9318% 3/25/33 (a)(h)(i)	31	8
Series 2005-79 Class ZC, 5.9% 9/25/35	224	260
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.6105% 6/25/37 (a)(i)	151	332
Series 2007-66 Class SB, 39.600% - 1 month U.S. LIBOR 38.5905% 7/25/37 (a)(i)	43	84
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.1818% 3/25/38 (a)(h)(i)	229	51
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.8818% 12/25/40 (a)(h)(i)	217	46
Class ZA, 4.5% 12/25/40	121	135
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	179	12
Series 2010-150 Class ZC, 4.75% 1/25/41	834	946
Series 2010-95 Class ZC, 5% 9/25/40	1,797	2,056
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	3	0
Series 2011-4 Class PZ, 5% 2/25/41	379	435
Series 2011-67 Class AI, 4% 7/25/26 (h)	55	3
Series 2011-83 Class DI, 6% 9/25/26 (h)	33	1
Series 2012-100 Class WI, 3% 9/25/27 (h)	588	38
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.4818% 12/25/30 (a)(h)(i)	209	14
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.3818% 6/25/41 (a)(h)(i)	243	24
Series 2013-133 Class IB, 3% 4/25/32 (h)	416	15
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.8818% 1/25/44 (a)(h)(i)	206	34
Series 2013-51 Class GI, 3% 10/25/32 (h)	177	13
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.5518% 6/25/35 (a)(h)(i)	225	53
Series 2015-42 Class IL, 6% 6/25/45 (h)	933	194
Series 2015-70 Class JC, 3% 10/25/45	1,156	1,231
Series 2017-30 Class AI, 5.5% 5/25/47 (h)	513	102
Fannie Mae Stripped Mortgage-Backed Securities:
Series 348 Class 14, 6.5% 8/25/34 (a)(h)	63	14
Series 351:
Class 12, 5.5% 4/25/34 (a)(h)	41	8
Class 13, 6% 3/25/34 (h)	56	11
Series 359 Class 19, 6% 7/25/35 (a)(h)	35	7
Series 384 Class 6, 5% 7/25/37 (h)	125	22
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	212	236
Series 2104 Class PG, 6% 12/15/28	60	67
Series 2121 Class MG, 6% 2/15/29	86	95
Series 2154 Class PT, 6% 5/15/29	156	174
Series 2162 Class PH, 6% 6/15/29	20	22
Series 2520 Class BE, 6% 11/15/32	118	135
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 7.4164% 3/15/23 (a)(h)(i)	2	0
Series 2693 Class MD, 5.5% 10/15/33	1,951	2,266
Series 2802 Class OB, 6% 5/15/34	336	375
Series 3002 Class NE, 5% 7/15/35	187	208
Series 3189 Class PD, 6% 7/15/36	166	199
Series 3415 Class PC, 5% 12/15/37	52	58
Series 3786 Class HI, 4% 3/15/38 (h)	126	4
Series 3806 Class UP, 4.5% 2/15/41	508	556
Series 3832 Class PE, 5% 3/15/41	762	858
Series 4135 Class AB, 1.75% 6/15/42	113	116
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	29	32
Series 2135 Class JE, 6% 3/15/29	107	120
Series 2274 Class ZM, 6.5% 1/15/31	58	67
Series 2281 Class ZB, 6% 3/15/30	39	43
Series 2357 Class ZB, 6.5% 9/15/31	115	136
Series 2502 Class ZC, 6% 9/15/32	109	124
Series 3871 Class KB, 5.5% 6/15/41	657	786
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4164% 2/15/36 (a)(h)(i)	57	15
Series 1658 Class GZ, 7% 1/15/24	81	88
Series 2013-4281 Class AI, 4% 12/15/28 (h)	364	20
Series 2017-4683 Class LM, 3% 5/15/47	1,002	1,053
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 8.0164% 11/15/31 (a)(h)(i)	369	60
Series 2587 Class IM, 6.5% 3/15/33 (h)	57	12
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 45.6064% 8/15/24 (a)(i)	1	1
Class SD, 86.400% - 1 month U.S. LIBOR 84.0628% 8/15/24 (a)(i)	1	2
Series 2933 Class ZM, 5.75% 2/15/35	481	572
Series 2935 Class ZK, 5.5% 2/15/35	628	712
Series 2947 Class XZ, 6% 3/15/35	266	306
Series 2996 Class ZD, 5.5% 6/15/35	348	414
Series 3237 Class C, 5.5% 11/15/36	512	597
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.4764% 11/15/36 (a)(h)(i)	182	46
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.5664% 3/15/37 (a)(h)(i)	258	70
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.5764% 4/15/37 (a)(h)(i)	360	99
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.3964% 6/15/37 (a)(h)(i)	162	38
Series 3949 Class MK, 4.5% 10/15/34	133	145
Series 3955 Class YI, 3% 11/15/21 (h)	91	1
Series 4055 Class BI, 3.5% 5/15/31 (h)	366	16
Series 4149 Class IO, 3% 1/15/33 (h)	87	9
Series 4314 Class AI, 5% 3/15/34 (h)	121	9
Series 4427 Class LI, 3.5% 2/15/34 (h)	688	39
Series 4471 Class PA 4% 12/15/40	965	1,027
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	82	94
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,494	1,652
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	359	377
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5079% 6/16/37 (a)(h)(i)	91	23
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.7709% 7/20/60 (a)(b)(j)	183	182
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.3163% 9/20/60 (a)(b)(j)	226	225
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.3163% 8/20/60 (a)(b)(j)	233	232
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.5163% 4/20/61 (a)(b)(j)	87	87
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.6663% 5/20/61 (a)(b)(j)	16	16
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.6585% 12/20/40 (a)(i)	990	1,194
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	124	8
Series 2016-69 Class WA, 3% 2/20/46	609	643
Series 2017-134 Class BA, 2.5% 11/20/46	168	176
sequential payer:
Series 2002-42 Class ZA, 6% 6/20/32	136	158
Series 2004-24 Class ZM, 5% 4/20/34	285	326
Series 2010-160 Class DY, 4% 12/20/40	1,843	2,033
Series 2010-170 Class B, 4% 12/20/40	409	451
Series 2017-139 Class BA, 3% 9/20/47	2,337	2,505
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3179% 5/16/34 (a)(h)(i)	161	35
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0179% 8/17/34 (a)(h)(i)	60	15
Series 2011-52 Class HI, 7% 4/16/41 (h)	636	132
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5179% 6/16/42 (a)(h)(i)	298	71
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.439% 4/20/39 (a)(i)	139	144
Class ST, 8.800% - 1 month U.S. LIBOR 8.5723% 8/20/39 (a)(i)	537	558
Series 2013-149 Class MA, 2.5% 5/20/40	2,124	2,221
Series 2015-H13 Class HA, 2.5% 8/20/64 (j)	446	449
Series 2015-H17 Class HA, 2.5% 5/20/65 (j)	309	310
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.52% 8/20/66 (a)(b)(j)	3,103	3,072
		37,238
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $49,653)		51,037

Commercial Mortgage Securities - 5.7%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (f)	525	479
Series 2019-BPR Class BNM, 3.465% 11/5/32 (f)	118	95
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	400	445
Series 2019-BN24 Class A3, 2.96% 11/15/62	500	540
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (f)	718	717
Benchmark Mortgage Trust:
sequential payer Series 2019-B13 Class A4, 2.952% 8/15/57	236	255
Series 2019-B14 Class XA, 0.7902% 12/15/62 (a)(h)	7,307	357
BX Commercial Mortgage Trust floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.9836% 12/15/36 (a)(b)(f)	800	774
BX Trust floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.1836% 4/15/34 (a)(b)(f)	178	164
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.1036% 10/15/36 (a)(b)(f)	764	749
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.1336% 11/15/36 (a)(b)(f)	390	370
Class B, 1 month U.S. LIBOR + 1.250% 1.4336% 11/15/36 (a)(b)(f)	500	472
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.3036% 6/15/34 (a)(b)(f)	1,302	1,254
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 0.8915% 9/10/58 (a)(h)	17,227	649
Series 2016-P6 Class XA, 0.7875% 12/10/49 (a)(h)	17,463	509
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (f)	304	311
Series 2019-GC44 Class A5, 2.95% 8/15/57	1,200	1,296
Series 2014-CR20 Class XA, 1.0257% 11/10/47 (a)(h)	4,154	151
Series 2014-LC17 Class XA, 0.7666% 10/10/47 (a)(h)	14,544	364
Series 2014-UBS6 Class XA, 0.8907% 12/10/47 (a)(h)	10,451	318
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 1.0636% 12/15/31 (a)(b)(f)	2,001	1,926
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.1636% 5/15/36 (a)(b)(f)	10,061	9,828
Series 2018-SITE Class A, 4.284% 4/15/36 (f)	672	655
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.6336% 9/15/31(a)(b)(f)	9,113	8,413
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.2736% 10/15/31 (a)(b)(f)	562	529
sequential payer Series 2019-GC39 Class A4, 3.567% 5/10/52	300	336
Series 2013-GC12 Class XA, 1.4146% 6/10/46 (a)(h)	5,328	177
Series 2014-GC20 Class XA, 1.0559% 4/10/47 (a)(h)	4,225	109
Series 2015-GC34 Class XA, 1.2633% 10/10/48 (a)(h)	8,542	431
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14 Class A/S, 4.4093% 8/15/46	700	731
Series 2014-C19 Class XA, 0.7478% 4/15/47 (a)(h)	3,466	63
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	200	205
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (f)	899	925
Class XAFX, 1.116% 7/5/33 (a)(f)(h)	7,720	242
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.0859% 10/15/48 (a)(h)	10,572	432
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 1.0336% 8/15/33 (a)(b)(f)	2,262	2,165
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 1.1336% 3/15/34 (a)(b)(f)	1,484	1,421
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (f)	1,140	1,084
Series 2019-MEAD Class B, 3.1771% 11/10/36 (f)	165	155
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 1.3336% 3/15/36 (a)(b)(f)	146	138
Class B, 1 month U.S. LIBOR + 1.550% 1.7336% 3/15/36 (a)(b)(f)	2,917	2,613
Class C, 1 month U.S. LIBOR + 2.100% 2.2836% 3/15/36 (a)(b)(f)	600	523
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.052% 12/15/50 (a)(h)	13,198	738
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.988% 4/10/46 (a)(b)(f)	1,215	1,239
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2016-LC24 Class A3, 2.684% 10/15/49	900	936
Series 2015-C31 Class XA, 0.9959% 11/15/48 (a)(h)	8,888	384
Series 2017-C42 Class XA, 0.8881% 12/15/50 (a)(h)	15,496	817
Series 2018-C46 Class XA, 0.9428% 8/15/51 (a)(h)	10,226	477
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.9036% 6/15/46 (a)(b)(f)	1,112	1,117
Series 2014-C24 Class XA, 0.8357% 11/15/47 (a)(h)	6,343	166
Series 2014-LC14 Class XA, 1.2043% 3/15/47 (a)(h)	7,310	236
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $51,544)		49,480
	Shares	Value (000s)

Money Market Funds - 17.7%
Fidelity Cash Central Fund 0.11% (k)
(Cost $154,101)	154,066,454	154,097

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,200	$42
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	8,400	80
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.3275% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	11,000	51

TOTAL PUT OPTIONS			173

Call Options - 0.2%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	4,200	217
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	8,400	460
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.3275% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/11/24	11,000	847

TOTAL CALL OPTIONS			1,524

TOTAL PURCHASED SWAPTIONS
(Cost $1,324)			1,697
TOTAL INVESTMENT IN SECURITIES - 146.8%
(Cost $1,255,662)			1,279,073
NET OTHER ASSETS (LIABILITIES) - (46.8)%			(407,498)
NET ASSETS - 100%			$871,575

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Uniform Mortgage Backed Securities
2.5% 6/1/35	$(5,550)	$(5,807)
2.5% 6/1/35	(2,150)	(2,250)
2.5% 6/1/35	(3,400)	(3,558)
2.5% 6/1/35	(5,950)	(6,226)
2.5% 6/1/35	(6,450)	(6,749)
2.5% 6/1/35	(5,350)	(5,598)
2.5% 6/1/35	(13,550)	(14,178)
2.5% 6/1/35	(1,500)	(1,569)
2.5% 6/1/35	(4,400)	(4,604)
2.5% 7/1/35	(11,150)	(11,649)
2.5% 7/1/35	(7,750)	(8,097)
2.5% 6/1/50	(20,000)	(20,746)
3% 6/1/50	(5,000)	(5,259)
3% 6/1/50	(3,950)	(4,155)
3% 6/1/50	(3,950)	(4,155)
3% 6/1/50	(10,200)	(10,729)
3% 6/1/50	(4,500)	(4,733)
3% 6/1/50	(1,200)	(1,262)
3% 6/1/50	(2,400)	(2,525)
3% 6/1/50	(8,600)	(9,046)
3% 6/1/50	(14,100)	(14,831)
TOTAL TBA SALE COMMITMENTS
(Proceeds $147,574)		$(147,726)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.775% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/3/24	8,800	$(92)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	3,000	(28)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	13,200	(249)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	4,100	(3)

TOTAL PUT SWAPTIONS			(372)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.775% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2029	12/3/24	8,800	(466)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	3,000	(175)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2030	3/18/25	13,200	(464)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	4,100	(331)

TOTAL CALL SWAPTIONS			(1,436)

TOTAL WRITTEN SWAPTIONS			$(1,808)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	57	Sept. 2020	$10,167	$(17)	$(17)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	907	Sept. 2020	126,130	(166)	(166)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	353	Sept. 2020	77,958	(12)	(12)
TOTAL SOLD					(178)
TOTAL FUTURES CONTRACTS					$(195)

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

The notional amount of futures sold as a percentage of Net Assets is 23.4%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$19,150	$183	$0	$183
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	2,820	27	(93)	(66)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,700	16	(22)	(6)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,050	29	(42)	(13)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,300	12	(16)	(4)
CMBX N.A. AAA Index Series 12	Aug. 2061	JPMorgan Securities LLC	(0.5%)	Monthly	1,500	14	(18)	(4)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,400	23	(114)	(91)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,800	27	(100)	(73)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,000	19	(56)	(37)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,450	14	(7)	7
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	1,280	12	(10)	2
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,200	21	(25)	(4)

TOTAL CREDIT DEFAULT SWAPS						$397	$(503)	$(106)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2022	$37,280	$94	$0	$94
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2025	3,290	11	0	11
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2030	1,365	3	0	3

TOTAL INTEREST RATE SWAPS							$108	$0	$108

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,000,000.

 (d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $574,000.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,260,000 or 8.4% of net assets.

 (g) Level 3 security

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$235
Total	$235

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.